First Trust STOXX European Select Dividend Index Fund Investment Strategy - First Trust STOXX European Select Dividend Index Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is compiled and maintained by STOXX Limited (the “Index Provider”). The Index Provider constantly monitors the execution of the Index calculation rules in order to ensure the validity of the Index methodology. The Index Provider also conducts general methodology reviews on a period and ad-hoc basis to reflect economic and political changes and developments in the investment industry. As a result of these activities, the Index Provider introduces changes to the Index methodology. According to the Index Provider, the Index consists of the 30 highest-yielding companies relative to their home market, as determined by the Index Provider, selected from the STOXX® Europe 600 Index (the “Base Index”). The Base Index is designed to cover the 600 largest companies in Europe. Only dividend-paying companies in the Base Index (including secondary lines of equity capital in those companies) are considered for inclusion in the Index. In addition, a security must meet the dividend and liquidity criteria of the Index. According to the Index Provider, each eligible company is assigned an "outperformance factor" score which represents a ratio of a company's net dividend yield to the net dividend yield of the corresponding home market defined on an index bases as determined by the Index Provider. An existing Index component is not removed so long as its score places it within the top 60 of eligible companies. If the number of stocks is below 30, the highest ranked non-components are added to the Index until the component count reaches 30. To maintain the number of components constant, in the event a company is removed from the Index, the highest ranked non-component companies are added to the Index until the component count is 30. Securities are weighted based on net-dividend yields and are capped at 15%. The Fund may also invest in companies with various market capitalizations, depositary receipts, U.S. dollar denominated and non-U.S. dollar denominated securities. The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in financial companies, U.K. issuers and European issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in financial companies, U.K. issuers and European issuers, although this may change from time to time.